Income Tax	3 Months Ended	12 Months Ended
	Mar. 31, 2012	Dec. 31, 2011
Notes to Financial Statements
Income Tax

As of December 31, 2011 the Company’s previous net operating loss carry-forwards of approximately $20,000 as of December 21, 2011 were forfeited due to a change in control of the Company in December 2011.  Compensation expense of $500,000 incurred subsequent to the date of change in control along with other legal and consulting fees of approximately $37,000 resulted in a deferred tax asset totaling $188,000 as of December 31, 2011, assuming a 35% tax rate.

Since it is not likely that deferred tax assets will be realized, no current tax benefit was recognized and the deferred assets have been fully reserved.

The Company does not currently have temporary or permanent differences that provide additional deferred tax assets or result in deferred tax liabilities, nor are there any uncertain tax positions.

Our current net operating loss carry-forward will begin to expire in 2031and we are open to Internal Revenue Service audit for all periods since our inception.